Loan Receivable - Schedule of Current and Non Current Loan Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Current and Non Current Loan Receivable [Abstract]
Current Maturity	2025 years
Current		$ 451,529
Non-current Maturity	2026 years
Non-current		503,493
Total		$ 955,022